Annual Total Returns [BarChart] - AZL Mid Cap Index Fund - AZL Mid Cap Index Fund Class 2	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.32%)
Annual Return 2012	17.22%
Annual Return 2013	32.71%
Annual Return 2014	9.21%
Annual Return 2015	(2.67%)
Annual Return 2016	19.52%
Annual Return 2017	15.80%
Annual Return 2018	(11.35%)
Annual Return 2019	25.28%
Annual Return 2020	14.53%